Investment in Unconsolidated Joint Ventures (Q2) (Details) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) property	Jun. 30, 2019 USD ($) property	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Nov. 16, 2018 USD ($)	Nov. 09, 2018
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Number of properties | property	298	298		303
Investment balance	$ 42,418	$ 42,418			$ 0			$ 45,651
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Loss from unconsolidated joint ventures, net		(976)	$ 0
Amortization of basis adjustments		3,373	7,672	$ 13,779	$ 2,900	$ 0
Distributions after formation or assumption		$ 2,257	$ 0
NRP
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Ownership percentage	20.00%	20.00%					20.00%		20.00%
Number of properties	13	13		13			13		13
Investment balance	$ 14,454	$ 14,454						16,198
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	5,317	5,317						6,026	$ 6,200
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Loss from unconsolidated joint ventures, net	114	202
Amortization of basis adjustments	354	709
Distributions after formation or assumption	$ 551	$ 833
GRP I
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Ownership percentage	15.00%	15.00%					15.00%			15.00%
Number of properties	17	17		17			17			17
Investment balance	$ 27,964	$ 27,964						$ 29,453
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Loss from unconsolidated joint ventures, net	52	65
Distributions after formation or assumption	$ 509	$ 1,424